Segment Information - Schedule of Key Financial Performance Measures (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Construction and engineering services [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	$ 362,947,968		$ 237,999,687		$ 79,025,854
Total cost of revenue	(308,115,092)				(57,638,157)
Gross profit	54,832,876		58,753,263		21,387,697
Depreciation	(1,939,933)		(1,900,524)		(549,510)
Operating expenses	(21,677,322)		(18,405,761)		(10,165,365)
Total expenses	(23,617,255)		(20,306,285)		(10,714,875)
Bank interest income	841,020		195,019		9
Interest expense	(1,993,994)		(905,567)		(195,814)
Other income	927,217		1,500		267,053
Other expense	(2,966)		(1,600)
Impairment loss on goodwill			(1,500,000)
Total other income (expense), net	(228,723)		(2,210,648)		71,248
Income (loss) before income tax expenses	30,986,898		36,236,330		10,744,070
Segment income (loss)	25,484,221		31,059,401		9,391,565
Total assets	223,858,283		110,391,917		85,357,862
Total liabilities	(97,145,713)		(65,214,518)		(71,239,864)
Net assets (liabilities)	126,712,570		45,177,399		14,117,998
Construction and engineering services [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	362,457,593		236,257,009		77,216,368
Total cost of revenue	(291,551,307)		(179,246,424)		(56,676,219)
Construction and engineering services [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	490,375		1,742,678		1,809,486
Total cost of revenue	(16,563,785)				(961,938)
Asset management and professional consultancy services [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	15,221,783		13,980,188		5,459,485
Total cost of revenue	(9,995,698)				(2,440,164)
Gross profit	5,226,085		5,306,003		3,019,321
Depreciation	(3,355,818)		(2,946,898)		(714,138)
Operating expenses	(22,460,175)		(12,562,942)		(3,540,888)
Total expenses	(25,815,993)		(15,509,840)		(4,255,026)
Bank interest income	1,617		300
Interest expense	(698,400)		(581,062)		(24,387)
Other income	40,001		40,300
Other expense
Impairment loss on goodwill
Total other income (expense), net	(656,782)		(540,462)		(24,387)
Income (loss) before income tax expenses	(21,246,690)		(10,744,299)		(1,260,092)
Segment income (loss)	(22,175,512)		(11,373,382)		(1,902,583)
Total assets	109,865,035		132,432,534		118,325,307
Total liabilities	(79,289,021)		(79,481,008)		(54,000,399)
Net assets (liabilities)	30,576,014		52,951,526		64,324,908
Asset management and professional consultancy services [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	14,221,783		13,980,188		5,459,485
Total cost of revenue	(9,995,698)		(8,674,185)		(2,440,164)
Asset management and professional consultancy services [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	1,000,000
Total cost of revenue
Corporate [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Gross profit
Depreciation
Operating expenses	(856,149)		(58,029)		(28,673)
Total expenses	(856,149)		(58,029)		(28,673)
Bank interest income	7,098
Interest expense
Other income
Other expense	(19,118)
Impairment loss on goodwill
Total other income (expense), net	(12,020)
Income (loss) before income tax expenses	(868,169)		(58,029)		(28,673)
Segment income (loss)	(868,169)		(58,029)		(28,673)
Total assets	95,869
Total liabilities			(69,629)		(11,600)
Net assets (liabilities)	95,869		(69,629)		(11,600)
Corporate [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Corporate [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Total [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	378,169,751	$ 48,608,562	251,979,875	$ 32,198,198	84,485,339	$ 10,762,601
Total cost of revenue	(318,110,790)	(40,888,802)			(60,078,321)	(7,653,387)
Gross profit	60,058,961	7,719,760	64,059,266	8,185,547	24,407,018	3,109,214
Depreciation	(5,295,751)	(680,697)	(4,847,422)	(619,408)	(1,263,648)	(160,976)
Operating expenses	(44,993,646)	(5,783,319)	(31,026,732)	(3,964,621)	(13,734,926)	(1,749,695)
Total expenses	(50,289,397)	(6,464,016)	(35,874,154)	(4,584,029)	(14,998,574)	(1,910,671)
Bank interest income	849,735	109,222	195,319	24,958	9	1
Interest expense	(2,692,394)	(346,071)	(1,486,629)	(189,963)	(220,201)	(28,051)
Other income	967,218	124,323	41,800	5,341	267,053	34,020
Other expense	(22,084)	(2,839)	(1,600)	(204)
Impairment loss on goodwill			(1,500,000)	(191,671)
Total other income (expense), net	(897,525)	(115,365)	(2,751,110)	(351,539)	46,861	5,970
Income (loss) before income tax expenses	8,872,039	1,140,379	25,434,002	3,249,979	9,455,305	1,204,513
Segment income (loss)	2,440,540	313,698	19,627,990	2,508,082	7,460,309	950,370
Total assets	333,819,187		242,824,451		203,683,169		$ 42,907,901	$ 31,028,310	$ 25,947,229
Total liabilities	(176,434,734)		(144,765,155)		(125,251,863)		(22,678,277)	(18,498,212)	(15,955,853)
Net assets (liabilities)	157,384,453		98,059,296		78,431,306		$ 20,229,624	$ 12,530,098	$ 9,991,376
Total [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	376,679,376	48,416,995	250,237,197	31,975,517	82,675,853	10,532,090
Total cost of revenue	(301,547,005)	(38,759,753)	(187,920,609)	(24,012,651)	(59,116,383)	(7,530,846)
Total [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	1,490,375	191,567	$ 1,742,678	$ 222,681	1,809,486	230,511
Total cost of revenue	$ (16,563,785)	$ (2,129,049)			$ (961,938)	$ (122,541)